Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000030254
Account Value [Line Items]
Line Graph and Table Measure Name	Boyar Value Fund
Account Value	$ 9,501	$ 16,306	$ 14,635	$ 12,823	$ 16,057	$ 13,537	$ 12,988	$ 10,901	$ 11,736	$ 10,163	$ 9,495
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Account Value	$ 10,000	25,724	22,938	18,856	19,948	15,908	15,657	11,924	13,144	11,431	9,647
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138